PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions

As at December 31
($ millions)	2019	2018
Registered defined benefit net obligation	19	19
Supplemental defined benefit net obligation	16	12
Net employee benefit obligations	35	31
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2019	2018
Discount rate	3.1%	3.8%
Future pension earning increases	4.0%	4.0%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2019	2018
Longevity at age 65 for current pensioners
Males	21.8	21.7
Females	24.2	24.1
Longevity at age 65 for current member aged 45
Males	22.8	22.8
Females	25.1	25.1

Disclosure of analysis of present value of defined benefit obligations
Defined Benefit Obligations

As at December 31 ($ millions)	2019		2018
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	16	—	12
Present value of funded obligations	250	—	212	—
Total present value of obligations	250	16	212	12
Fair value of plan assets	231	—	193	—
Recognized liability for defined benefit obligations	(19)	(16)	(19)	(12)

Disclosure of fair value of plan assets	Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2019	2018
Equity securities	62	61
Debt	38	39
	100	100

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Actuarial Gains and Losses Recognized in Other Comprehensive Income

	2019			2018
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(28)	(1)	(29)	(22)	(1)	(23)
Remeasurements:			—
Financial assumptions	(21)	(1)	(22)	3	—	3
Experience adjustments	—	—	—	—	—	—
Return on plan assets excluding interest income	16	—	16	(9)	—	(9)
Recognized loss during the period after tax	(5)	(1)	(6)	(6)	—	(6)
Balance at December 31	(33)	(2)	(35)	(28)	(1)	(29)
Movement in the Present Value of the Defined Benefit Pension Obligation

	2019		2018
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	212	12	192	11
Benefits paid by the plan	(12)	—	(12)	—
Current service costs	15	1	14	1
Interest expense	8	—	7	—
Transfer from Younger	—	—	16	—
Actuarial losses (gains) in other comprehensive income	27	3	(5)	—
Defined benefit obligations at December 31	250	16	212	12
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2019	2018
Fair value of plan assets at January 1	193	182
Contributions paid into the plan	20	19
Benefits paid by the plan	(12)	(12)
Return on plan assets	22	(13)
Transfer from Younger	—	10
Interest income	8	7
Fair value of registered plan assets at December 31	231	193
Expense Recognition in Earnings

For the years ended December 31
($ millions)	2019	2018
Registered Plan
Current service costs	15	14
Interest on obligation	8	8
Expected return on plan assets	(8)	(7)
	15	15
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2019	2018
Registered Plan
Operating expenses	7	8
General and administrative expense	8	7
	15	15